Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Line Items]
Deferred revenue revenue recognized			$ 36.0	$ 85.8	$ 89.7	$ 93.2
Amortization of capitalized contract costs	$ 18.0	$ 21.4	46.2	$ 76.0	94.0	129.7
Revenue remaining performance obligation	$ 2,000.0		$ 2,000.0		$ 1,000.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2034		2034		2031
Committed revenue backlog			$ 3,000.0		$ 3,000.0	4,000.0
Other Current Assets [Member]
Revenue From Contract With Customer [Line Items]
Prepaid member referral fees	$ 46.4		46.4		31.6	57.9
Sales incentive compensation	46.4		46.4		31.6
Other Assets [Member]
Revenue From Contract With Customer [Line Items]
Prepaid member referral fees	20.1		20.1		18.0	$ 30.4
Sales incentive compensation	$ 20.1		$ 20.1		$ 18.0